Related Party Transactions (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 20, 2021	May 26, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Interest expense on related party convertible notes			$ 34,926	$ 271,599	$ 202,112	$ 808,893
Non-cash compensation expense			1,700,869		1,700,869
Interest expense recognized			179,993
Related Party Manufacturer [Member]
Related Party Transaction [Line Items]
Purchase goods from related party			117,643
Buyer [Member]
Related Party Transaction [Line Items]
Transaction date		May 26, 2021
Total purchase price		$ 7,500,000
Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest expense on related party convertible notes			6,904	$ 123,814	$ 58,972	$ 327,281
Lease Agreement [Member]
Related Party Transaction [Line Items]
Lease terms					In connection with the consummation of the Sale and Leaseback Transaction, the Company entered into a lease agreement (the “Lease Agreement”) with Buyer pursuant to which the Company leased back the Real Property from Buyer for an initial term of twelve (12) years unless earlier terminated or extended in accordance with the terms of the Lease Agreement. Under the Lease Agreement, the Company’s financial obligations include base rent of approximately $60,000 per month, which rent will increase on an annual basis at two percent (2%) over the initial term and two-and-a-half percent (2.5%) during any extension term. The Company is also responsible for all monthly expenses related to the leased facility, including insurance premiums, taxes and other expenses, such as utilities. Under the Lease Agreement, the Company has three (3) options to extend the term of the lease by five (5) years for each such option and a one-time right and option to purchase the Real Property at a price that escalates over time and, if Buyer decides to sell the Real Property, the Company has a right of first refusal to purchase the Real Property on the same terms offered to any third party.
Initial term		12 years
Base rent		$ 60,000
Percentage of increase in base rent		2.00%
Percentage of increase in base rent over initial term		2.50%
Options to extend term					Under the Lease Agreement, the Company has three (3) options to extend the term of the lease by five (5) years for each such option
Extended term		5 years
Certain Members and Officers [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Debt instrument, principal amount			$ 1,650,000		$ 1,650,000		$ 1,650,000	$ 1,650,000
Debt Instrument, Interest Rate, Stated Percentage							3.00%
Debt Instrument, Maturity Date, Description							due and payable at the maturity dates, ranging from July 28, 2024 to December 31, 2024
Interest income on member’s loan receivable							$ 23,745	0
Interest expense on related party convertible notes							1,600,229	$ 454,949
Loan receivable forgiven	$ 1,650,000
Accrued interest	$ 50,869
Certain Members and Officers [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Periodic Payment							10,000
Business Combination, Consideration Transferred							$ 153,438